Income Tax (Tables)	6 Months Ended
Jun. 30, 2023
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022

	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	882	1,188	1,870	3,215
In respect of prior period U.K.	(206)	—	(206)	—
In respect of current period U.S.	—	(1)	(1)	(1)

	676	1,187	1,663	3,214
Deferred tax:
In respect of current period U.S.	9	7	17	12
In respect of prior period U.S.	—	—	(1)	—

Income tax credit	685	1,194	1,679	3,226

	June 30, 2023	December 31, 2022

	(in thousands)
	£	£
Current income tax receivable
U.K. tax	8,030	6,366
U.S. tax	3	1

	8,033	6,367

Deferred tax asset
U.S. deferred tax asset	113	103